Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets - USD ($)		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid IPO related expense	[1]	$ 759,365
Receivable from disposal of property and equipment		342,023
Prepaid rental fee		67,937	65,439
Receivable from disposal of a production line	[2]	14,394	1,056,400
Loans to third parties			198,333
Others		67,924	86,245
Less: allowance for doubtful accounts		(14,394)
Prepaid expenses and other current assets		$ 1,237,249	$ 1,406,417

[1]	The balance represented prepaid professional fee for initial public offering (“IPO”), which will be deducted from the proceeds of IPO upon the completion of IPO, which was completed on January 28, 2021 (see Note 19).
[2]	The balance represented the receivable from the disposal of the production line of battery cells, which mainly consisted of the consideration receivable of $738,284 and the technical consulting fee receivable of $318,116. The Company collected $1,042,006 for the year ended September 30, 2020 and the remaining $14,394 was considered as allowance for doubtful accounts as of September 30, 2020. The Company recorded allowance for doubtful accounts of $nil, $nil and $14,533 for the years ended September 30, 2018, 2019 and 2020, respectively.